Cash flow information - Cash used in operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss before income tax	¥ (1,442,608)	¥ (1,551,254)	¥ (1,762,436)
Depreciation and amortization	438,749	421,228	459,856
Net impairment losses on financial and contract assets	72,229	134,519	45,167
(Gain )/losses on disposal of property, plant and equipment (Note 8)	266	(1,302)	(13,267)
Expected credit loss on financial guarantee contracts		62,389	127,312
Share-based payments expenses (Note 26)	25,409	89,652	76,364
Net loss on derivatives (Note 8)	169,545	281,691	244
Net gain on financial assets at fair value through profits or loss (Note 8)	(45,644)	(49,447)	(38,891)
Share of losses/(gain) of associates and joint ventures (Note 14)	(9,946)	7,802	14,854
Gain on dilution of investment in associates (Note 14)		(2,511)
Finance costs	74,743	135,321	172,672
Interest from investing activities	(22,983)	(65,858)	(110,054)
Exchange loss/(gain) (Note 8)	(77,143)	(285,722)	8,569
Changes in working capital:
Trade receivables	(123,371)	(206,372)	(445,568)
Contract assets	45,855	(75,778)	(29,187)
Prepayments and other receivables	(353,480)	30,933	(95,163)
Trade and other payable	530,095	451,688	(358,837)
Contract liabilities	17,032	38,570	(4,184)
Customer deposits	944,318	405,853
Financial assets measured at amortized cost from virtual bank	586,953	(602,291)
Financial assets measured at fair value through other comprehensive income from virtual bank	(1,103,460)
Payroll and welfare payables	(110,263)	87,198	136,824
Cash used in operations	¥ (383,704)	¥ (693,691)	¥ (1,815,725)